Cover	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2024
Entity File Number	001-38366
Entity Registrant Name	Gates Industrial Corporation plc
Entity Central Index Key	0001718512
Entity Tax Identification Number	98-1395184
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1144 Fifteenth Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	744-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	GTES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false